Segments and Entity-Wide Disclosure - Schedule of segment reporting information, by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 6,992	$ 1,723	$ 394
Segment Loss	(57,789)
Depreciation and amortization	(2,749)	(532)	(147)
Contingent consideration income	8,954	0	0
Impairment of goodwill	(49,686)	0	0
Impairment of intangible assets	(22,355)	0	0
Share-based compensation	(9,756)	(3,607)	(1,440)
Operating loss	(133,381)	(35,992)	(17,228)
Financial income (expenses), net	2,455	5,280	(2,737)
Loss before income tax expense	(130,926)	$ (30,712)	$ (19,965)
Connected Vehicles [Member]
Segment Reporting Information [Line Items]
Revenue	3,078
Segment Loss	(51,326)
Insurance Related Services [Member]
Segment Reporting Information [Line Items]
Revenue	3,914
Segment Loss	$ (6,463)